Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other financial assets [Abstract]
Other financial assets - Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2022	283	300	47	630
Changes:
Acquisitions/additions	114	18	18	150
Sales/redemptions/reductions	(75)	(3)	(8)	(86)
Impairments	(3)		(1)	(5)
Value adjustment through OCI	-	(35)		(35)
Value adjustment through P&L	5		-	5
Translation differences and other	(2)	5	(1)	2
Reclassifications	1	(2)	(1)	(2)
Balance as of December 31, 2022	322	284	54	660

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2021	248	146	37	430
Changes:
Acquisitions/additions	54	59	10	123
Sales/redemptions/reductions	(122)	-	(3)	(126)
Value adjustment through OCI		(43)	-	(43)
Value adjustment through P&L	95		-	95
Translation differences and other	8	19	2	29
Reclassifications	(1)	120	2	122
Balance as of December 31, 2021	283	300	47	630